Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues:
Biodiesel sales	$ 232,261	$ 62,285	$ 513,221	$ 139,170	$ 203,641	$ 91,870	$ 58,786
Biodiesel sales - related parties	1,664	680	5,125	2,939	4,261	17,157	10,723
Biodiesel government incentives	22,497		38,763	3,674	7,240	19,465	6,564
Total Biodiesel Sales	256,422	62,965	557,109	145,783	215,142	128,492	76,073
Services	80	131	96	529	653	1,888	4,143
Services - related parties		26	44	636	660	1,121	5,236
Total revenues	256,502	63,122	557,249	146,948	216,455	131,501	85,452
Costs of goods sold:
Biodiesel	126,987	20,882	264,398	49,119	81,125	73,994	39,387
Biodiesel - related parties	74,891	35,687	199,564	83,399	112,891	53,379	39,349
Services	79	68	121	310	516	1,177	4,470
Services - related parties				291	291
Total cost of goods sold	201,957	56,637	464,083	133,119	194,823	128,550	83,206
Gross profit	54,545	6,485	93,166	13,829	21,632	2,951	2,246
Selling, general, and administrative expenses (includes related party amounts)	11,045	5,782	25,134	16,599	22,187	25,565	24,048
Gain on sale of assets-related party						(2,254)
Impairment of assets		7,336		7,477	7,494	833	160
Income (Loss) from operations	43,500	(6,633)	68,032	(10,247)	(8,049)	(21,193)	(21,962)
Other income (expense), net:
Change in fair value of preferred stock conversion feature embedded derivatives	(38,483)	1,996	(55,571)	6,997	(8,208)	(2,339)	2,118
Change in fair value of interest rate swap	170	103	502	291	469	382	(1,413)
Change in fair value of Seneca Holdco liability	(977)	(1,773)	(2,500)	(2,144)	(4,179)
Other income (includes related party amounts)	69	346	211	618	956	3,147
Interest expense (includes related party amounts)	(2,183)	(1,483)	(5,642)	(3,218)	(4,940)	(2,414)	(1,902)
Interest income (includes related party amounts of $180 for the year ended December 31, 2010)					200	60	279
Impairment of investments				(400)	(400)	(200)	(1,400)
Total other income (expense)	(41,404)	(811)	(63,000)	2,144	(16,102)	(1,364)	(2,318)
Income (Loss) before income taxes and loss from equity investments	2,096	(7,444)	5,032	(8,103)	(24,151)	(22,557)	(24,280)
Income tax benefit (expense)	(4,752)		(4,752)	3,728	3,252	(45,212)	9,414
Income (Loss) from equity investments	649	(173)	501	(554)	(689)	(1,089)	(1,013)
Net Income (loss)	(2,007)	(7,617)	781	(4,929)	(21,588)	(68,858)	(15,879)
Less-net loss attributable to noncontrolling interest						7,953	2,788
Net loss attributable to the company					(21,588)	(60,905)	(13,091)
Effects of recapitalization				8,521	8,521
Less-accretion of preferred stock to redemption value	(6,477)	(5,367)	(18,553)	(21,613)	(27,239)	(44,181)	(26,692)
Less: undistributed dividends allocated to preferred stockholders	(3,221)	(2,961)	(9,467)	(7,034)	(10,027)	(14,036)	(11,145)
Net loss attributable to the company's common stockholders	$ (11,705)	$ (15,945)	$ (27,239)	$ (25,055)	$ (50,333)	$ (119,122)	$ (50,928)
Net loss per share attributable to common stockholders:
Basic	$ (0.85)	$ (1.28)	$ (2.02)	$ (2.22)	$ (4.28)	$ (15.35)	$ (7.67)
Diluted	$ (0.85)	$ (1.28)	$ (2.02)	$ (2.22)	$ (4.28)	$ (15.35)	$ (7.67)
Weighted-average shares used to compute net loss per share attributable to common stockholders:
Basic	13,895,561	12,446,280	13,479,891	11,271,765	11,770,848	7,762,891	6,637,422
Diluted	13,895,561	12,446,280	13,479,891	11,271,765	11,770,848	7,762,891	6,637,422
Pro forma net loss per share attributable to common stockholders:
Basic	$ 1.31			$ 2.01	$ (0.41)
Diluted	$ 1.31			$ 2.01	$ (0.41)
Pro forma weighted-average shares used to compute net loss per share attributable to common stockholders:
Basic	21,756,173			21,340,503	19,631,460
Diluted	21,756,173			21,340,503	19,631,460